FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /    /         (a)
                    or fiscal year ending:   12/31/99  (b)

Is this an amendment to a previous filing?  (Y/N):       N

Y/N

Those items or sub-items with a box "    " after the item number
should be
 completed only if the answer
has changed from the previous filing on this form.

     1.   A.   Registrant Name:         NML Variable Annuity
Account B

          B.   File Number:        811 -     1668

          C.   Telephone Number:        414-271-1444

     2.   A.   Street:        720 E. Wisconsin Ave.

          B.   City:     Milwaukee           C.   State:    WI
D.   Zip Code: 53202          Zip Ext:

          E.   Foreign Country
Foreign Postal Code:

     3.   Is this the first filing on this form by Registrant?
(Y/N)
N


Y/N




     4.   Is this the last filing on this form by Registrant?
(Y/N)
N


Y/N




     5.   Is Registrant a small business investment company
(SBIC)?  (Y/N)
N

          [If answer is "Y" (Yes), complete only items 89 through 110.]
Y/N




     6.   Is Registrant a unit investment trust (UIT)?  (Y/N)
Y

          [If answer is "Y" (Yes), complete only items 111 through 132.]
Y/N




     7.   A.   Is Registrant a series or multiple portfolio
company?  (Y/N)


               [If answer is "N" (No), go to item 8.]
Y/N




          B. How many separate series or portfolios did Registrant have at the end of the period?






SCREEN NUMBER:  01                      PAGE NUMBER:  01
NEXT SCREEN:


For period ending        12/31/99
If filing more than one
File number 811-         1668
Page 2, "X" box:         0


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio
starting with the number 1.  USE THIS SAME NUMERICAL DESIGNATION
FOR EACH
SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP
RIGHT
CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL
SUBSEQUENT
FILINGS ON THIS FORM.  THIS INFORMATION IS REQUIRED EACH TIME THE
FORM IS
FILED.

               Is this the
     Series         last filing
     Number    Series Name    for this series?
               (Y/N)
     1
















(NOTE:    See item D(9) of the general instructions to the form
for information on how to complete the
form for series companies.)











SCREEN NUMBER:  02  PAGE NUMBER:  02    NEXT SCREEN:


For period ending        12/31/99
If filing more than one
File number 811-         1668
Page 45, "X" box:        0


     116. Family of investment companies information:


          A. Is Registrant part of a family of investment companies? (Y/N)



Y/N




          B.        Identify the family in 10 letters:

                    (NOTE:  In filing this form, use this
identification consistently for
all investment companies in family.  This designation is
for purposes of this form only.)
_ _ _ _ _ _ _ _ _ _




     117. A.        Is Registrant a separate account of an
insurance company?  (Y/N)



Y/N

                    If answer is "Y" (Yes), are any of the
following types of contracts
funded by the Registrant:





          B.        Variable annuity contracts?  (Y/N)



Y/N




          C.        Scheduled premium variable life contracts?
(Y/N)



Y/N




          D.        Flexible premium variable life contracts?
(Y/N)



Y/N




          E. Other types of insurance products registered under the Securities
Act of 1933?  (Y/N)



Y/N




     118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933





     119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period





     120. State the total value of the portfolio securities on the dat4e of deposit for the new series included in item 119 ($000's omitted)

$




     121. State the number of series for which a current prospectus was in existence at the end of the period





     122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period






PAGE NUMBER:  45


For period ending        12/31/99
If filing more than one
File number 811-         1668
Page 46, "X" box:        0

     123. State the total value of the additional units considered in answering item 122 ($000's omitted)

$     681,351




     124. State the total value of units of prior series that wer placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)



$




     125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)




$       7,731



     126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
(include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)



$              0




     127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current peiord (excluding distributions of realized gains, if any):




Number of
Series
Investing

Total Assets
($000's
omitted)

Total Income
Distributions
($000's omitted)








A.   U.S. Treasury direct issues


$

$

B.   U.S. Government agency


$

$

C.   State and municipal tax-free


$

$

D.   Public utility debt


$

$

E. Brokers or dealers debt or debt of brokers' or dealers' parent




$


$

F.   All other corporate intermed. & long-term debt


$

$

G.   All other corporate short-term debt


$

$

H. Equity securities of brokers or dealers or parents of brokers or dealers



$


$

I.   Investment company equity securities
1

$7,816,685
$

J.   All other equity securities


$

$

K.   Other securities


$

$

L.   Total assets of all series of Registrant


$7,816,685



PAGE NUMBER:  46


For period ending        12/31/99
If filing more than one
File number 811-         1668
Page 47, "X" box:        0


     128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity toher than the issuer?
(Y/N)



               [If answer is "N" (No), go to item 131.]
Y/N




     129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)



Y/N

               [If answer is "N" (No), go to item 131.]



     130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)



Y/N




     131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)

$      79,966


     132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:





811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-


811-
811-
811-
811-
811-









PAGE NUMBER:  47

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